Condensed Consolidated Statements of Comprehensive Income (Loss) (OneMain Holdings Inc) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 25	$ 20	$ 216	$ 75
Other comprehensive income (loss):
Retirement plan liabilities adjustments					$ (9)	$ (50)	$ 18
Income tax effect:
Other comprehensive income (loss), net of tax, before reclassification adjustments	6	(2)	48	(5)	(28)	(20)	3
Income tax effect:
Reclassification adjustments included in net income (loss), net of tax	(7)	(2)	(11)	(9)	(8)	(5)	(2)
OneMain Holdings Inc [Member]
Net income (loss)	25	19	216	75	122	608	94
Other comprehensive income (loss):
Net change unrealized gains (losses) on non-credit impaired available-for-sale securities	9	(3)	67	(8)	(28)	20	(12)
Retirement plan liabilities adjustments					(9)	(50)	18
Foreign currency translation adjustments	(1)		6		(6)		(1)
Income tax effect:
Net unrealized (gains) losses on non-credit impaired available-for-sale securities	(3)	1	(23)	3	10	(7)	4
Retirement plan liabilities adjustments					3	17	(6)
Foreign currency translation adjustments	1		(2)		2
Other comprehensive income (loss), net of tax, before reclassification adjustments	6	(2)	48	(5)	(28)	(20)	3
Reclassification adjustments included in net income (loss):
Net realized gains on available-for-sale securities	(3)	(4)	(9)	(14)	(12)	(8)	(3)
Net realized gain on foreign currency translation adjustments	(5)		(5)
Income tax effect:
Net realized gains on available-for-sale securities	1	2	3	5	4	3	1
Reclassification adjustments included in net income (loss), net of tax	(7)	(2)	(11)	(9)	(8)	(5)	(2)
Other comprehensive income (loss), net of tax	(1)	(4)	37	(14)	(36)	(25)	1
Comprehensive income (loss)	24	15	253	61	(158)	583	95
Comprehensive income attributable to non-controlling interests		32	28	98	120	103	113
Comprehensive income (loss) attributable to OneMain Holdings, Inc.	$ 24	$ (17)	$ 225	$ (37)	$ (278)	$ 480	$ (18)